INCOME TAXES (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Tax at federal statutory rate	21.00%	21.00%
State, net of federal benefit	(0.20%)	0.20%
Change in temporary differences	(0.00%)	0.00%
Permanent differences	(23.80%)	(20.20%)
Valuation allowance	2.20%	(0.90%)
Provision for taxes	$ 0